Accounting policies (Policies)	3 Months Ended
Mar. 31, 2022
Accounting policies [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated financial statements for the three months ended March 31, 2022 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board. The accounting policies and methods of computation applied in the preparation of the unaudited condensed consolidated financial statements are consistent with those applied in the Group’s annual financial statements for the year ended December 31, 2021 except for the estimation of income tax (see note 7).

The financial statements do not include all of the information required for annual financial statements and should be read in conjunction with the consolidated financial statements of the Group for the year ended December 31, 2021.

The financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments which are measured at fair value.

The financial statements and footnotes have been presented in Pounds Sterling (“Sterling”). This is the functional currency of the Company, being the currency of the primary economic environment in which the Company operates, and the presentational currency of the Group. All values are rounded to the nearest thousand pound (“£’000”) except where otherwise indicated.

These unaudited condensed consolidated financial statements were prepared at the request of the Group’s Board of Directors (the “Board”) to meet regulatory and contractual commitments and were approved by the Board on May 17, 2022 and signed on its behalf by Andrew Hopkins, Chief Executive Officer of the Group.

Basis of consolidation	Basis of consolidationThese unaudited condensed consolidated Group financial statements consolidate the financial statements of Exscientia plc and all its subsidiary undertakings made up to March 31, 2022.
Going concern	Going concernAs at March 31, 2022, the Group’s net cash and cash equivalents amounted to £547,302,000, with total unrestricted cash amounting to £545,897,000. The Group has incurred significant research and development expenses from the start of the Group’s activities, with net cash outflows related to operating activities amounting to £7,920,000 for the three months ended March 31, 2022 and net cash outflows relating to operating activities of £8,978,000 for the three months ended March 31, 2021. Taking into account the Group’s net cash and cash equivalents as at March 31, 2022 the Board believes that the Group has sufficient financial resources to cover its planned cash outflows for the foreseeable future, being a period of at least twelve months from the date of issuance of these financial statements. As the Group has concluded that there is no substantial doubt about its ability to continue as a going concern within one year of the issuance of these financial statements, the Group has prepared these financial statements under the going concern assumption.
Application of new and revised International Financial Reporting Standards (IFRSs) and Significant accounting policies	Application of new and revised International Financial Reporting Standards (IFRSs) There have been no new or revised accounting standards that have had an impact on the condensed consolidated interim financial statements relative to those applied within the consolidated financial statements of the Group for the year ended December 31, 2021. Any new accounting standards implemented were assessed and determined to be either not applicable or did not have a material impact on the interim financial statements or processes.Significant accounting policiesThe significant accounting policies are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2021. There have been no changes to existing accounting policies for the three months ended March 31, 2022.